Financial liabilities at amortized cost - deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 41,925,101	$ 28,855,065
Total	41,925,101	28,855,065
R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	32,004,825	21,511,844
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	9,452,342	6,796,826
C D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	$ 467,934	$ 546,395